SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 6,750,178	$ 13,429,301
Restricted cash	2,275,866	0
Total cash, cash equivalents, and restricted cash	$ 9,026,044	$ 13,429,301